SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates:

Use of Estimates:

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant judgment and estimates are used for revenue recognition, allowances for doubtful accounts and sales returns, tax valuation allowances, inventory write-down, impairment of property, plant and equipment, deferred costs, accrued product warranty costs, provisions for contract losses, investment impairments, going concern assessment, stock-based compensation expense, and loss contingencies among others. Actual results could differ materially from those estimates.

Cash and Cash Equivalents:

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid instruments with maturities of three months or less when acquired. Approximately 46.3%, or $36.9 million of cash and cash equivalents were held by the Company’s subsidiaries in the United States as of December 31, 2017. The remainder was held by the other UTStarcom entities throughout the world. As of December 31, 2017, approximately 9.9%, or $7.9 million, of the Company’s cash and cash equivalents were held by its subsidiaries in China, and China imposes currency exchange controls on transfers of funds outside of China.

Restricted Cash:

Restricted Cash:

As of December 31, 2017, the Company had short-term restricted cash of $12.1 million, and had long-term restricted cash of $8.8 million. As of December 31, 2016, the Company had short-term restricted cash of $11.4 million, and had long-term restricted cash of $3.3 million. These amounts primarily collateralize the Company’s issuances of performance bonds, warranty bonds, and standby and commercial letters of credit.

Investments:

Investments:

The Company’s investments consist principally of debt and equity securities classified as “available for sale,” and cost and equity method investments in privately held companies. The investments in equity securities of privately held companies in which the Company does not have the ability to exercise significant influence are accounted for under ASC 325, “ Investments-Other ” using the cost method. Under the cost method, these investments are carried at cost minus impairment. The investments in equity securities of privately held companies in which the Company has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control are accounted for under ASC 323, “ Investments-Equity Method and Joint Ventures ” using the equity method. Investments in debt securities classified as available for sale are measured at fair value on the balance sheets under ASC 320, “ Investments-Debt and Equity Securities. ” Unrealized holding gains and losses for available-for-sale securities (including those classified as current assets) are excluded from earnings and reported in other comprehensive income until realized except as indicated in the following paragraph.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Investment impairments recorded as other-than-temporary were $1.7 million, $5.3 million, and $16.3 million, for the years ended December 31, 2017, 2016 and 2015, respectively.

Revenue Recognition:

Revenue Recognition:

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is reasonable assured. Most of the Company’s multiple element arrangements primarily involve the sale of hardware systems, installation and training. In addition, while not separately sold, the arrangement may include extended warranties that cover product repairs, maintenance services, and software updates for the software components that are essential to the functionality of the hardware systems or equipment. For multiple-element arrangements, the Company allocates revenue to each unit of accounting based on an estimated selling price at the arrangement inception. The estimated selling price for each element is based upon the following hierarchy:

i)	Vendor-specific objective evidence (“VSOE”) of selling price, if available,
ii)	Third-party evidence (“TPE”) of selling price, if VSOE of selling price is not available, or
iii)	Best estimate of selling price (“BESP”), if neither VSOE of selling price nor TPE of selling price are available.

The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately. When the Company is unable to establish selling price using VSOE, the Company uses BESP in the allocation of arrangement consideration.

The objective of BESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. The Company’s management applies judgment in establishing pricing strategies and determines its BESP for a product or service using historical selling price trends and by considering multiple factors including, but not limited to, cost of products, gross margin objectives, geographies, customer classes, customer segment pricing practices and distribution channels. The determination of BESP is performed through consultation with its product management and marketing department and includes review and approval by our management. The Company’s management regularly reviews VSOE and BESP and maintain internal controls over the establishment and updates of these estimates.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” (“ASU 2014-09”). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 supersedes most existing US GAAP on revenue recognition and eliminate industry-specific guidance. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date (“ASU 2015-14”), which defers the effective date of ASU 2014-09 to January 1, 2018 for the Company. Early adoption is permitted. The Company adopts ASU 2014-09 using the modified retrospective method in the first quarter of 2018.

The Company has completed a detailed review of revenue contracts representative of its business segments and their revenue streams as of the adoption date. The Company is established new accounting policies, implementing systems and processes (including more extensive use of estimates), and internal controls necessary to support the requirements of the new standard. Upon adoption, the Company expects a material impact to the opening balance sheet as of January 1, 2018, related to the cumulative effect of adopting the standard, primarily as a result of the item discussed below:

Some of the Company’s contracts included final acceptance provisions or other price variability that precluded revenue recognition under Topic 605 due to the requirement that the revenue amount must be fixed or determinable. Topic 606 requires the Company to estimate and account for variable consideration as a reduction of the transaction price separately and not part of the revenue recognition consideration. This changes resulted in $7.4 million cumulative increase which is the combination of the Company’s unearned revenue $14.4 million and related deferred cost $7.0 million to the Company’s retained earnings as of January 1, 2018.

Product Warranty:

Product Warranty:

The Company provides a warranty on its equipment and terminal sales for periods generally ranging from one to two years from the time of final acceptance. At times, the Company has entered into arrangements to provide limited warranty services for periods longer than two years. The Company provides for the expected cost of product warranties at the time that revenue is recognized based on an assessment of past warranty experience and when specific circumstances dictate. The Company assesses the adequacy of its recorded warranty liability every quarter and makes adjustments to the liabilities if necessary. From time to time, the Company may be subject to additional costs related to non-standard warranty claims from its customers. If and when this occurs, the Company estimates additional accruals based on historical experience, communication with its customers and various assumptions that the Company believes to be reasonable under the circumstances. Such additional warranty accruals are recorded in the period in which the additional costs are identified. Specific warranty accruals are reversed upon the expiration of the warranty period and are recorded as reduction of cost of sales.

Receivables:

Receivables:

Although the Company evaluates customer credit worthiness prior to a sale, the Company provides an allowance for doubtful accounts for the estimated loss on trade when collection may no longer be reasonably assured. The Company assesses collectability of receivables based on a number of factors including analysis of creditworthiness, the Company’s historical collection history and current economic conditions, its ability to collect payment and on the length of time an individual receivable balance is outstanding. The Company’s policy for determining the allowance for doubtful accounts includes both specific allowances for balances known to be doubtful of recovery and a formula-based portfolio approach, based on aging of the accounts receivable, as a part of management’s review of the overall allowance for doubtful accounts. This formula-based approach involves aging of the Company’s accounts receivable and applying a percentage based on the Company’s historical experience. The Company evaluates the percentages applied to each category of aged accounts receivable periodically based on actual history of write-offs and collections and refines this formula-based approach accordingly for use in future periods. Receivable balances are written-off when the Company has sufficient evidence to prove that they are uncollectible.

Inventories:

Inventories:

Inventories consist of product held at the Company’s manufacturing facility and warehouses, as well as finished goods at customer sites for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer. The Company may ship inventory to existing customers that require additional equipment to expand their existing networks prior to the signing of an expansion contract. Inventories are stated at the lower of cost or market value, based on the first-in-first-out (“FIFO”) method of accounting. Write-downs are based on assumptions about future market conditions and customer demand, including projected changes in average selling prices resulting from competitive pricing pressures. The Company continually monitors inventory valuation for potential losses and obsolete inventory at its manufacturing facilities as well as at customer sites. If actual market conditions are less favorable than those projected by management, additional write-downs may be required. If actual market conditions are more favorable than anticipated, the previously written down inventory may be sold to customers and result in lower cost of sales and higher income from operations than expected in that period.

Deferred Costs:

Deferred Costs:

Deferred costs consist of products shipped to the customer, but revenue has not yet been recognized due to revenue recognition criteria not fully met. Given that there is uncertainty about customer acceptance until the customer completes its internal testing and procedures, we defer the recognition of costs until the issuance of the final acceptance certificate to support its assertion of contract fulfillments. Management periodically assesses the recoverability of deferred costs and provides reserves against deferred cost balances when recovery of deferred costs is not probable. Recoverability is evaluated based on various factors including the length of time the product has been held at the customer site, the likelihood of collection, or it is determined that a related transaction will result in a gross margin loss. When a loss situation is identified, the deferred cost balance is impaired to reduce the value of the deferred cost to the amount of revenue that will be ultimately recognized for the transaction. Revenue and cost of sales are recorded when final acceptance is received from the customer.

Property, Plant and Equipment:

Property, Plant and Equipment:

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives or the term of the lease. When assets are disposed, the cost and related accumulated depreciation are removed from the accounts and the resulting gains or losses are included in results of operations. The Company generally depreciates its property, plant and equipment over the following periods:

Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the lease term or estimated useful life

Depreciation expense was $0.6 million, $1.2 million, and $2.3 million, for the years ended December 31, 2017, 2016 and 2015, respectively.

Impairment of Long-Lived Assets:

Impairment of Long-Lived Assets:

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If undiscounted expected future cash flows are less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets. Long-lived assets that are to be sold are measured at the lower of book value or fair value less cost to sell.

Advances:	Advances: Advances from customers represent cash received from customers before revenue recognition for the purchase of the Company’s products.
Advertising Costs:

Advertising Costs:

The Company expenses all advertising costs as incurred. Payment to customers for marketing development costs are accounted for as incurred as a reduction of the revenue associated with customers. For the years ended December 31, 2017, 2016 and 2015, advertising costs totaled $0.1 million, $0.1 million, and $0.1 million, respectively.

Operating Leases:

Operating Leases:

The Company leases office space under operating lease agreements with an initial lease terms up to five years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease.

Stock-Based Compensation:

Stock-Based Compensation:

Stock-based compensation expense for all share-based payment awards granted to employees is determined based on the grant-date fair value. Stock-based compensation expense for restricted stock awards is measured based on the closing fair market value of the Company’s ordinary shares on the date of grant. Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes model. Stock-based compensation is expensed ratably on a straight-line basis over the requisite service period, which is generally the vesting term of the share-based payment awards. The performance-based restricted stock units are subject to the attainment of goals determined by the Compensation Committee of the Company’s Board of Directors. The Company records the relevant stock-based compensation for the performance-based restricted stock units based on the probability of meeting the performance conditions.

Accumulated Other Comprehensive Income (AOCI):

Accumulated Other Comprehensive Income (“AOCI”):

AOCI mainly consisted of foreign currency translation adjustments and the unrealized gain or loss from available-for-sale investments. The changes in AOCI, including the amounts reclassified to income, were as follows:

Foreign currency translation and unrealized gains (losses), net of tax
(in thousands)
Balance at December 31, 2015	$61,470

Gain recorded in other comprehensive income	570
Gain reclassified from AOCI to income	(38)

Balance at December 31, 2016	$62,002

Gain recorded in other comprehensive income	2,112
Gain reclassified from AOCI to income	(1,703)

Balance at December 31, 2017	$62,411

As of December 31, 2017, no accumulated other comprehensive income or loss is attributable to non-controlling interests.

The Company reclassifies foreign currency translation adjustments from AOCI to income upon sale or upon complete or substantially complete liquidation of investments in foreign entities, when the amounts attributable to the entities and accumulated in the translation adjustment component of equity is both: (a) removed from the separate component of equity; and (b) reported as part of the gain or loss on sale or liquidation of the investment for the period during which the sale or liquidation occurs. During fiscal 2016, the Company recognized and reclassified $0.1 million to net income from cumulative translation adjustment previously recorded in accumulated to other comprehensive income upon the liquidation of two entities. During fiscal 2017, the Company recognized and reclassified $1.7 million to net income from cumulative translation adjustment previously recorded in accumulated other comprehensive income upon the liquidation of one entity. The prior cumulative translation adjustment primarily resulted from the difference between the local functional currency and the Company’s reporting currency.

Income Taxes:

Income Taxes:

The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes the tax benefit (expense) from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company recognizes interest expense and penalties related to income tax matters as part of the provision for income taxes.

The Company recognizes deferred income taxes as the difference between the tax bases of assets and liabilities and their consolidated financial statement amounts based on enacted tax rates. Management judgment is required in the assessment of the recoverability of the Company’s deferred tax assets based on its assessment of projected taxable income. Numerous factors could affect the Company’s results of operations in the future. If there was a significant decline in the Company’s future operating results, its assessment of the recoverability of its deferred tax assets would need to be revised, and any such adjustment to its deferred tax assets would be charged to income in that period. If necessary, the Company records a valuation allowance to reduce deferred tax assets to an amount management believes is more likely than not to be realized. Changes in estimates of taxable income in the future could result in reversal of the valuation allowances which would be credited to income in the year of reversal.

On December 22, 2017, the 2017 Tax Cuts and Jobs Act  (the “Tax Act”) was enacted. The Tax Act significantly revises the U.S. corporate income tax by, among other things, lowering the statutory corporate income tax rate (“federal tax rate”) from 35% to 21% effective January 1, 2018, implementing a modified territorial tax system, and imposing a mandatory one-time transition tax on accumulated earnings of foreign subsidiaries.

In December 2017, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 118, which addresses how a company recognizes provisional amounts when a company does not have the necessary information available, prepared or analyzed (including computations) in reasonable detail to complete its accounting for the effect of the changes in the Tax Act.  The measurement period ends when a company has obtained, prepared and analyzed the information necessary to finalize its accounting, but cannot extend beyond one year.  The final impact of the Tax Act may differ from the above provisional amount due to changes in interpretations of the Tax Act, any legislative action to address questions that arise because of the Tax Act, by changes in accounting standard for income taxes and related interpretations in response to the Tax Act, any updates or changes to estimates used in the provisional amounts.

Financial Instruments:

Financial Instruments:

Financial instruments consist of cash and cash equivalents, short and long-term investments, notes receivable, accounts receivable and payable and accrued liabilities. The carrying amounts of cash and cash equivalents, bank notes, accounts receivable and payable, notes receivable, and accrued liabilities approximate their fair values because of the short-term nature of those instruments. The fair value of long term investments in debt and equity securities is determined based on quoted market prices or available information about investees.

Foreign Currency Translation:

Foreign Currency Translation:

The Company’s operations are conducted through international subsidiaries where the local currency is the functional currency and the financial statements of those subsidiaries are translated from their respective functional currencies into U.S. Dollars which is the functional currency of the Company. All foreign currency assets and liabilities are translated at the period-end exchange rate and all revenues and expenses are translated at the average exchange rate for the period. The effects of translating the financial statements of foreign subsidiaries into U.S. Dollars are reported as a cumulative translation adjustment, a separate component of accumulated other comprehensive income in shareholders’ equity.

The foreign currency translation gain (loss) related to the remeasurement of transactions denominated in other than the functional currency is included in other income (expenses), net on the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) . In connection with this remeasurement process, the Company recorded gains of $0.6 million and of $1.5 million and losses of $0.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Earnings per Share:

Earnings per Share:

Basic earnings per share is computed by dividing the net loss available to shareholders by the weighted average number of the Company’s ordinary shares outstanding, as applicable, during the period, which excludes unvested restricted stock. Diluted earnings per share reflects the amount of net loss available to each ordinary share outstanding during the period plus number of additional shares that would have been outstanding if potentially dilutive securities had been issued. The Company’s potentially dilutive ordinary shares include outstanding stock options, unvested restricted stock, restricted stock units and performance- based units. The following table summarizes the total potential ordinary shares that were excluded from the diluted per share calculation, because their effect was anti-dilutive.

	Years ended December 31,
	2017	2016	2015
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	—	605	1,295

Total(1)	—	605	1,295

(1)

Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

For the year ended December 31, 2015, no potential ordinary shares were dilutive because of the net loss incurred in this year, therefore basic and dilutive EPS were the same.

For the years ended December 31, 2016 and 2017, 1.4 million and 1.2 million potential ordinary shares were dilutive. After the dilution, the diluted earnings per share during the years ended December 31, 2016 and 2017 were as follows.

	2017	2016
	(in thousands, except per
	shares amounts)
Net Income attributable to UTStarcom Holdings Corp.	$6,981	$290
Weighted average shares outstanding—Diluted	36,176	36,402

Net Income per shares attributable to UTStarcom Holdings Corp.—Diluted	$0.19	$0.01

Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows-— Restricted Cash (a consensus of the FASB Emerging Issues Task Force) ”, effective for fiscal years beginning after December 15, 2017, and interim periods within that fiscal year. The standard addresses whether restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopts the ASU 2016-18 using the retrospectively method in the first quarter of 2018, and it would decrease the Company’s cash used in investing activities by $6.2 million in 2017, and would decrease the Company’s cash provided by investing by $1.3 million in 2016.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” (“ASU 2014-09”). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 supersedes most existing US GAAP on revenue recognition and eliminate industry-specific guidance. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date (“ASU 2015-14”), which defers the effective date of ASU 2014-09 to January 1, 2018 for the Company. Early adoption is permitted. The Company adopts ASU 2014-09 using the modified retrospective method in the first quarter of 2018.

In January, 2017, the FASB issued 2017-01 “Business Combinations”, effective for the annual reporting period beginning after December 15, 2017, and interim period within that period. This updated clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or business. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and concluded there was no material impact to the Company’s financial statements.

In February 2017, the FASB issued ASU 2017-05 “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20) ”, effective for the annual reporting period beginning after the December 15, 2017, including the interim reporting period within that period. This update provides guidance on the recognition of gains and losses on transfers of nonfinancial assets and in substance nonfinancial assets to counterparties that are not customers. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and concluded there was no material impact to the Company’s financial statements.

In May 2017, the FASB issued ASU 2017-09 “Compensation—Stock Compensation (Topic 718)”, effective for the annual report period beginning after the December 15, 2017, including the interim reporting period within that period. This update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and concluded there was no material impact to the Company’s financial statements.

In January 2018, the FASB issued ASU 2018-01 “Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842”. The effective date and transition requirement for this amendment is the same as the effective date and transition requirement in update 2016-02. This update provides an optional transition practical expedient to not evaluate under Topic 842 land easements that exist or expired before the entity’s adoption of Topic 842 and that were not previously accounted for as leases under Topic 840. In addition, the update clarifies that a new or modified land easement should be assessed prospectively under Topic 842 to determine whether it is or contains a lease. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and concluded there was no material impact to the Company’s financial statements.

In February 2018, the FASB issued ASU 2018-02 “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”, effective for the annual report period beginning after the December 15, 2018 including the interim reporting period within that period. This update allows companies to reclassify from Accumulated Other Comprehensive Income to Retained Earnings stranded tax effects resulting from the enactment of the Tax Cuts and Jobs Act (the “Tax Act”). The Company will adopt this accounting standard update in the first quarter of 2018 on a retrospective basis. The application of this accounting standard update will not have a material impact on the Company’s Consolidated Financial Statements.